Cover	Jan. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2025
Entity File Number	001-40970
Entity Registrant Name	TruGolf Holdings, Inc.
Entity Central Index Key	0001857086
Entity Tax Identification Number	85-3269086
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	60 North 1400 West
Entity Address, City or Town	Centerville,
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84014
City Area Code	(917)
Local Phone Number	289-2776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TRUG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false